Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1 – Organization

OpGen, Inc. (“OpGen” or the “Company”) was incorporated in Delaware in 2001. References in this report to the “Company” include OpGen and its wholly-owned subsidiaries. The Company’s headquarters and its principal operations are in Gaithersburg, Maryland. The Company also has operations in Copenhagen, Denmark, and Bogota, Colombia. The Company operates in one business segment.

OpGen is a precision medicine company harnessing the power of molecular diagnostics and informatics to help combat infectious disease. The Company is developing molecular information products and services for global healthcare settings, helping to guide clinicians with more rapid and actionable information about life threatening infections, improve patient outcomes, and decrease the spread of infections caused by multidrug-resistant microorganisms, or MDROs. Its proprietary DNA tests and informatics address the rising threat of antibiotic resistance by helping physicians and other healthcare providers optimize care decisions for patients with acute infections.

The Company’s molecular diagnostics and informatics products, product candidates and services combine its Acuitas molecular diagnostics and Acuitas Lighthouse informatics platform for use with its proprietary, curated MDRO knowledgebase. The Company is working to deliver products and services, some in development, to a global network of customers and partners.

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The Company’s Acuitas molecular diagnostic tests provide rapid microbial identification and antibiotic resistance gene information. These products include its Acuitas antimicrobial resistance, or AMR, Gene Panel Urine test in development for patients at risk for complicated urinary tract infection, or cUTI, and its Acuitas AMR Gene Panel test for use with bacterial isolates in development for testing bacterial isolates, and its QuickFISH and PNA FISH FDA-cleared and CE-marked diagnostics used to rapidly detect pathogens in positive blood cultures.  Each of the Acuitas AMR Gene Panel tests is available for sale for research use only, or RUO and is not for use in diagnostic procedures.

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The Company’s Acuitas Lighthouse informatics systems are cloud-based HIPAA compliant informatics offerings that combine clinical lab test results with patient and hospital information to provide analytics and actionable insights to help manage MDROs in the hospital and patient care environment. Components of the informatics systems include the Acuitas Lighthouse Knowledgebase and the Acuitas Lighthouse Software. The Acuitas Lighthouse Knowledgebase is a relational database management system and a proprietary data warehouse of genomic data matched with antibiotic susceptibility information for bacterial pathogens.  The Acuitas Lighthouse Software system includes the Acuitas Lighthouse Portal, a suite of web applications and dashboards, the Acuitas Lighthouse Prediction Engine, which is a data analysis software, and other supporting software components.  The Acuitas Lighthouse Software can be customized and made specific to a healthcare facility or collaborator, such as a pharmaceutical company. The Acuitas Lighthouse Software is not distributed commercially for antibiotic resistance prediction and is not for use in diagnostic procedures.

The Company’s operations are subject to certain risks and uncertainties. The risks include the risk that the Company will not receive 510(k) clearance for its Acuitas AMR Gene Panel test for use with bacterial isolates on a timely basis, or at all, the timing and ultimate success of future 510(k) clearance submissions for additional Acuitas AMR Gene Panel tests and Acuitas Lighthouse Software, rapid technology changes, the need to retain key personnel, the need to protect intellectual property and the need to raise additional capital financing on terms acceptable to the Company. The Company’s success depends, in part, on its ability to develop, obtain regulatory approval for and commercialize its proprietary technology as well as raise additional capital.

Implementation Agreement with Curetis N.V.

As announced on September 4, 2019, OpGen has entered into an Implementation Agreement with Curetis N.V., a Dutch publicly-listed company on Euronext under ticker CURE, or the Implementation Agreement. Under the Implementation Agreement, OpGen has agreed to purchase, through Crystal GmbH, a private limited liability company organized under the laws of the Federal Republic of Germany and a wholly-owned subsidiary of OpGen, all of the outstanding shares and acquire all of the related business assets of Curetis GmbH, or Curetis, a private limited liability company organized under the laws of the Federal Republic of Germany and a wholly-owned subsidiary of Curetis N.V., to create a combined business within OpGen, which we refer to as “Newco” herein.

Pursuant to the Implementation Agreement, we have agreed to acquire (i) all of the issued and outstanding capital stock of Curetis, or the Transferred Shares, and (ii) all of the assets of Curetis N.V. that are solely and exclusively related to the business of Curetis, or the Transferred Assets. The Company has also agreed to assume (1) the Curetis N.V. 2016 Stock Option Plan, as amended, or the 2016 Stock Option Plan, and the outstanding awards thereunder, (2) the obligation to issue equity to the holders of awards under the Curetis AG Phantom Stock Option Incentive Plan of 2010, as amended, or the PSOP, and (3) the outstanding indebtedness of Curetis N.V. under certain convertible notes, or the Curetis Convertible Notes, including providing for conversion of such notes into shares of the Company’s common stock. We will also assume all of the liabilities of Curetis N.V. that are solely and exclusively related to the business being acquired.

Under the Implementation Agreement, the Company has agreed to issue, as the sole consideration, 2,662,564 shares of common stock, less the number of shares of common stock the issuance of which shall be reserved by the Company in connection with (a) its assumption of the 2016 Stock Option Plan, (b) any future issuance of shares of common stock under the PSOP, and (c) shares of common stock reserved for future issuance upon the conversion, if any, of the Curetis Convertible Notes, or together, the Consideration. The number of shares of common stock to be reserved for the deductions described above are based on a conversion ratio of 0.0959, which is the ratio of the Consideration as contrasted with the number of ordinary shares of Curetis N.V. on a fully diluted basis. The number of shares of OpGen common stock to be issued to Curetis N.V. is fixed, therefore, the percentage ownership of the Company owned by Curetis will not be known until the closing occurs.

On November 12, 2019 the Company filed a Registration Statement on Form S-4 to register the Consideration. The transactions under the Implementation Agreement are subject to approval by the stockholders of the Company and the shareholders and debt holders of Curetis N.V and Curetis GmbH. The Company plans to call a special meeting of its stockholders as soon as practicable and deliver a proxy statement to its stockholders in advance of such special meeting.

The Implementation Agreement contains customary representations and warranties of the parties and the parties have agreed to use their commercially reasonable efforts to take all actions necessary to consummate the closing of the transactions contemplated by the Implementation Agreement. Pursuant to the Implementation Agreement, the Company committed to raise at least $10,000,000 of gross interim equity financing to support the continuing operations of both the Company and the Curetis Group, and to lend funds to the Curetis Group following such offering (See Note 13 – Subsequent Events).

Note 1 - Organization

OpGen, Inc. (“OpGen” or the “Company”) was incorporated in Delaware in 2001. References in this report to the “Company” include OpGen and its wholly-owned subsidiaries. The Company’s headquarters are in Gaithersburg, Maryland, and its principal operations are in Gaithersburg, Maryland. The Company also has operations in Woburn, Massachusetts, Copenhagen, Denmark, and Bogota, Colombia. The Company operates in one business segment.

OpGen, Inc. is a precision medicine company harnessing the power of molecular diagnostics and informatics to help combat infectious disease. The Company is developing molecular information products and services for global healthcare settings, helping to guide clinicians with more rapid and actionable information about life threatening infections, improve patient outcomes, and decrease the spread of infections caused by multidrug-resistant microorganisms, or MDROs. Its proprietary DNA tests and informatics address the rising threat of antibiotic resistance by helping physicians and other healthcare providers optimize care decisions for patients with acute infections.

The Company’s molecular diagnostics and informatics products, product candidates and services combine its Acuitas molecular diagnostics and Acuitas Lighthouse informatics platform for use with its proprietary, curated MDRO knowledgebase. The Company is working to deliver products and services, some in development, to a global network of customers and partners.

•

The Company’s Acuitas molecular diagnostic tests provide rapid microbial identification and antibiotic resistance gene information. These products include its Acuitas antimicrobial resistance, or AMR, Gene Panel (Urine) test in development for patients at risk for complicated urinary tract infection, or cUTI, and its Acuitas AMR Gene Panel (Isolates) test in development for testing bacterial isolates, and its QuickFISH and PNA FISH FDA-cleared and CE-marked diagnostics used to rapidly detect pathogens in positive blood cultures.  Each of the Acuitas AMR Gene Panel tests is available for sale for research use only, or RUO.

•

The Company’s Acuitas Lighthouse informatics systems are cloud-based HIPAA compliant informatics offerings that combine clinical lab test results with patient and hospital information to provide analytics and actionable insights to help manage MDROs in the hospital and patient care environment. Components of the informatics systems include the Acuitas Lighthouse Knowledgebase and the Acuitas Lighthouse Software. The Acuitas Lighthouse Knowledgebase is a relational database management system and a proprietary data warehouse of genomic data matched with antibiotic susceptibility information for bacterial pathogens.  The Acuitas Lighthouse Software system includes the Acuitas Lighthouse Portal, a suite of web applications and dashboards, the Acuitas Lighthouse Prediction Engine, which is a data analysis software, and other supporting software components.  The Acuitas Lighthouse Software can be customized and made specific to a healthcare facility or collaborator, such as a pharmaceutical company. The Acuitas Lighthouse Software is not distributed commercially for antibiotic resistance prediction and is not for use in diagnostic procedures.

The Company’s operations are subject to certain risks and uncertainties. The risks include the risk that the Company will not receive 510(k) clearance for its Acuitas AMR Gene Panel tests and Acuitas Lighthouse Software on a timely basis, or at all, rapid technology changes, the need to retain key personnel, the need to protect intellectual property and the need to raise additional capital financing on terms acceptable to the Company. The Company’s success depends, in part, on its ability to develop, obtain regulatory approval for and commercialize its proprietary technology as well as raise additional capital.